Note 15 - Investments - ISS Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 21,278	$ 30,814	$ 28
Non-current assets	55,034	70,022	7,878
Net assets	37,003	64,606
Non-current investments other than investments accounted for using equity method	14,147	18,060
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Current assets	13,617
Non-current assets	819
Net assets	24,482
Opening net assets
Initial investment	29,808
Commission credit	(1,514)
Net assets	$ 28,294
VivoPower share in %	50.00%
Non-current investments other than investments accounted for using equity method	$ 14,147